Investment Strategy - PRIMECAP Odyssey Discovery ETF	Jun. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks long-term capital appreciation by investing primarily in stocks of mid- and small-capitalization companies. The Fund invests in stocks that trade in the United States. The Fund does not invest in American Depositary Receipts (“ADRs”). The Fund may invest in stocks of non-U.S. issuers that list directly on a U.S. exchange. The Fund defines mid-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index at the time of initial purchase. As of April 30, 2026, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.5 billion to $33.7 billion, and $1.3 billion to $125.2 billion, respectively. The Fund defines small-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of the Russell 2000 Growth® Index. As of April 30, 2026, the range for the Russell 2000 Growth® Index was approximately $24.0 million to $71.5 billion. The market capitalization of the companies in the indexes change over time, and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap or small-cap equity market.
PRIMECAP Management Company, the investment advisor for the Fund (the “Advisor”), through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the Russell Midcap® Growth Index over a three- to five-year time frame. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons.
The Fund may invest a significant portion of its assets in one or more sectors, including the health care and information technology sectors. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.